NOTES PAYABLE (Details Narrative 1) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Jun. 26, 2013	Jan. 18, 2013	Apr. 02, 2012	Dec. 31, 2012	Oct. 25, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Nov. 30, 2010 Notes Payable	Mar. 31, 2013 Notes Payable	Jun. 30, 2013 Notes Payable	Mar. 31, 2013 Notes Payable Related Party	Mar. 31, 2012 Notes Payable Related Party	Jun. 11, 2012 G-Max Trust Financing - Convertible Promissory Note	Mar. 31, 2013 G-Max Trust Financing - Convertible Promissory Note	Mar. 31, 2012 G-Max Trust Financing - Convertible Promissory Note	Dec. 29, 2009 G-Max Trust Financing - Convertible Promissory Note	Apr. 05, 2013 G-Max Trust Financing - Convertible Promissory Note II	Dec. 31, 2012 G-Max Trust Financing - Convertible Promissory Note II	Mar. 31, 2013 G-Max Trust Financing - Convertible Promissory Note II	Jun. 30, 2013 G-Max Trust Financing - Convertible Promissory Note II	Mar. 31, 2013 The G-Max Trust - Zero Coupon Promissory Note	Jun. 11, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2011 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Mar. 31, 2013 Convertible Promissory Note	Jun. 30, 2013 Convertible Promissory Note	May 01, 2011 Notes Payable 1	Mar. 31, 2013 Notes Payable 1	Jun. 30, 2013 Notes Payable 1	Mar. 31, 2012 Notes Payable 1	Mar. 31, 2013 Notes Payable 2	Mar. 31, 2012 Notes Payable 2	Mar. 31, 2013 Promissory Notes Related Party	Mar. 31, 2012 Promissory Notes Related Party
Debt instrument, carrying value											$ 205,000	$ 25,074	$ 97,122	$ 105,632		$ 0						$ 541,179									$ 500,000		$ 482,997	$ 3,564,483		$ 22,441	$ 72,609	$ 75,242	$ 94,463	$ 120,366	$ 15,890	$ 14,400
Issuance date										Nov. 30, 2010						Jun. 11, 2012			Apr. 05, 2013	Dec. 31, 2012	Jun. 11, 2012		Oct. 25, 2012	Jun. 11, 2012					Apr. 02, 2012		Apr. 02, 2012		Dec. 31, 2012		May 01, 2011	Nov. 30, 2010			May 01, 2011
Face amount		500,000	1,000,000	1,000,000	588,000						777,902	132,741			500,000	500,000			575,000			600,000		500,000		1,500,000		500,000	1,000,000	613,271	500,000	539,395	600,000	6,502,158		132,741	147,866			147,866
Accretion of discount											572,902
Accretion of discount, percentage											46.00%
Consideration for debt, shares issued																500,000					500,000		176,000			1,500,000			1,000,000		500,000		600,000
Gross proceeds from issuance of debt																500,500					500,000		500,000			1,500,000			1,000,000		500,000		600,000
Interest rate, stated											3.00%		10.00%			10.00%			12.00%		10.00%	10.00%				10.00%		10.00%	10.00%	0.00%	10.00%	0.00%	10.00%				12.00%		12.00%		10.00%
Amount due on maturity of debt										10,000													588,000												10,000	10,000			10,000
Final payment																																							7,866
Conversion price of debt instrument																$ 0.20			$ 0.50		$ 0.55	$ 0.55				$ 0.20		$ 0.55	$ 0.25		$ 0.55	$ 0.1370	$ 0.55	$ 0.50
Market value of stock, per share																$ 0.25					$ 0.74					$ 0.41			$ 0.25		$ 0.74		$ 0.71
Market value on stock, value																125,000					370,000								250,000		370,000		426,000
Unamortized Discount																0		124,500	67,000		0	145,615				600,000						152,000	286,582	286,349
Debt issuance costs																					370,000								250,000		370,000		426,000
Amortization of debt issuance costs						145,260	125,565	1,305,418												140,967						0							139,418
Benefical conversion feature																249,500				174,545	172,727					2,200,000							174,545
Amortization of conversion feature						404,884	294,965	2,333,982	35,390							0	12,638				370,000					0	11,724
Effective interest rate																84.80%					111.50%	107.00%				210.40%			46.10%	199.60%	22.50%	199.60%	107.00%			5.25%
Number of shares issued as collateral for debt																							700,000
Call feature of note, gross financing amount																							2,000,000
Accrued interest payable		2,361		73,343									72,655	63,934							2,000								73,000				57,542								24,400	10,000
Number of shares issued upon conversion of debt		913,384	1,000,000	4,293,370	176,000										500,000	2,500,000			208,000		913,384			500,000	2,500,000				4,293,370		4,293,370
Value of shares issued upon conversion of debt	104,000																								500,000	318,620			1,840,000
Value of notes retired																										345,000
Increase to the derivative and conversion feature liabilities																													$ 354,800
Variable rate, description										Prime rate plus 2%																										prime plus 2%
Variable rate, basis spread										5.25%																										2.00%